CNIC ICE U.S. Carbon Neutral Power Futures Index ETF
Consolidated Schedule of Investments
January 31, 2025 (Unaudited)

SHORT-TERM INVESTMENTS - 83.5%	Shares	Value
Money Market Funds - 83.5%
First American Government Obligations Fund - Class X, 4.32% (a)(b)	3,254,588	$3,254,588
TOTAL SHORT-TERM INVESTMENTS (Cost $3,254,588)		3,254,588

TOTAL INVESTMENTS - 83.5% (Cost $3,254,588)		3,254,588
Other Assets in Excess of Liabilities - 16.5%		642,861
TOTAL NET ASSETS - 100.0%		$3,897,449
two		–%
Percentages are stated as a percent of net assets.		–%

(a)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.
(b)	A portion of this investment is a holding of the CNIC Cayman Subsidiary.

CNIC ICE U.S. Carbon Neutral Power Futures Index ETF
Consolidated Schedule of Futures Contracts
January 31, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
CAISO SP-15 Day-Ahead Peak Fixed Price Futures	1	03/31/2025	$6,011	$(10,912)
CAISO SP-15 Day-Ahead Peak Fixed Price Futures	1	04/30/2025	2,413	(7,584)
CAISO SP-15 Day-Ahead Peak Fixed Price Futures	1	05/30/2025	2,284	(5,529)
CAISO SP-15 Day-Ahead Peak Fixed Price Futures	1	06/30/2025	9,228	(4,485)
CAISO SP-15 Day-Ahead Peak Fixed Price Futures	1	07/31/2025	21,070	(6,611)
CAISO SP-15 Day-Ahead Peak Fixed Price Futures	1	08/29/2025	27,269	(5,192)
CAISO SP-15 Day-Ahead Peak Fixed Price Futures	1	09/30/2025	20,100	(5,112)
CAISO SP-15 Day-Ahead Peak Fixed Price Futures	1	10/31/2025	15,785	1,516
CAISO SP-15 Day-Ahead Peak Fixed Price Futures	1	11/26/2025	15,203	(2,570)
CAISO SP-15 Day-Ahead Peak Fixed Price Futures	1	12/31/2025	24,760	(4,372)
CAISO SP-15 Day-Ahead Peak Fixed Price Futures	1	01/30/2026	25,501	(2,279)
CAISO SP-15 Day-Ahead Peak Fixed Price Futures	1	02/27/2026	18,006	(2,551)
California Carbon Allowance Vintage 2024 Future	23	12/24/2025	714,610	(225,456)
ERCOT North 345KV Real-Time Peak Fixed Price Futures	3	03/31/2025	34,322	(5,027)
ERCOT North 345KV Real-Time Peak Fixed Price Futures	3	04/30/2025	39,072	1,018
ERCOT North 345KV Real-Time Peak Fixed Price Futures	3	05/30/2025	44,806	2,684
ERCOT North 345KV Real-Time Peak Fixed Price Futures	3	06/30/2025	52,668	(14,402)
ERCOT North 345KV Real-Time Peak Fixed Price Futures	3	07/31/2025	88,947	(28,307)
ERCOT North 345KV Real-Time Peak Fixed Price Futures	3	08/29/2025	127,200	(7,405)
ERCOT North 345KV Real-Time Peak Fixed Price Futures	3	09/30/2025	65,318	(742)
ERCOT North 345KV Real-Time Peak Fixed Price Futures	3	10/31/2025	48,432	4,787
ERCOT North 345KV Real-Time Peak Fixed Price Futures	3	11/26/2025	37,182	(247)
ERCOT North 345KV Real-Time Peak Fixed Price Futures	3	12/31/2025	49,653	3,152
ERCOT North 345KV Real-Time Peak Fixed Price Futures	3	01/30/2026	68,292	(2,305)
ERCOT North 345KV Real-Time Peak Fixed Price Futures	3	02/27/2026	65,126	(5,471)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	5	03/31/2025	64,848	(9,471)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	6	03/31/2025	85,277	(4,707)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	1	03/31/2025	20,160	(1,054)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	5	04/30/2025	77,616	(2,527)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	6	04/30/2025	94,512	2,570
MISO Indiana Hub Real-Time Peak Fixed Price Futures	1	04/30/2025	16,438	(734)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	6	05/30/2025	99,288	2,248
MISO Indiana Hub Real-Time Peak Fixed Price Futures	5	05/30/2025	80,976	(63)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	1	05/30/2025	14,616	945
MISO Indiana Hub Real-Time Peak Fixed Price Futures	5	06/30/2025	86,604	2,541
MISO Indiana Hub Real-Time Peak Fixed Price Futures	1	06/30/2025	18,833	2,927
MISO Indiana Hub Real-Time Peak Fixed Price Futures	6	06/30/2025	106,142	7,288
MISO Indiana Hub Real-Time Peak Fixed Price Futures	4	07/31/2025	101,094	(10,202)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	1	07/31/2025	28,582	480
MISO Indiana Hub Real-Time Peak Fixed Price Futures	5	07/31/2025	135,168	(7,010)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	5	08/29/2025	105,168	(11,234)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	1	08/29/2025	21,622	(12)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	5	08/29/2025	113,232	(4,430)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	5	09/30/2025	89,796	711
MISO Indiana Hub Real-Time Peak Fixed Price Futures	6	09/30/2025	109,973	2,043
MISO Indiana Hub Real-Time Peak Fixed Price Futures	1	09/30/2025	17,707	1,399
MISO Indiana Hub Real-Time Peak Fixed Price Futures	5	10/31/2025	89,976	1,593
MISO Indiana Hub Real-Time Peak Fixed Price Futures	6	10/31/2025	114,264	3,794
MISO Indiana Hub Real-Time Peak Fixed Price Futures	1	10/31/2025	17,738	1,349
MISO Indiana Hub Real-Time Peak Fixed Price Futures	6	11/26/2025	92,386	3,757
MISO Indiana Hub Real-Time Peak Fixed Price Futures	5	11/26/2025	72,200	1,079
MISO Indiana Hub Real-Time Peak Fixed Price Futures	1	11/26/2025	20,064	1,873
MISO Indiana Hub Real-Time Peak Fixed Price Futures	6	12/31/2025	123,552	981
MISO Indiana Hub Real-Time Peak Fixed Price Futures	5	12/31/2025	93,808	466
MISO Indiana Hub Real-Time Peak Fixed Price Futures	1	12/31/2025	36,098	5,989
MISO Indiana Hub Real-Time Peak Fixed Price Futures	1	01/30/2026	46,872	2,172
MISO Indiana Hub Real-Time Peak Fixed Price Futures	5	01/30/2026	111,636	(1,657)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	6	01/30/2026	154,022	(74)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	5	02/27/2026	85,840	(7,021)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	6	02/27/2026	121,824	(3,050)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	1	02/27/2026	36,464	(668)
NYISO Zone G Day-Ahead Peak Fixed Price Futures	1	03/31/2025	17,707	441
NYISO Zone G Day-Ahead Peak Fixed Price Futures	1	04/30/2025	14,890	1,448
NYISO Zone G Day-Ahead Peak Fixed Price Futures	1	05/30/2025	14,549	206
NYISO Zone G Day-Ahead Peak Fixed Price Futures	1	06/30/2025	18,026	3,230
NYISO Zone G Day-Ahead Peak Fixed Price Futures	1	07/31/2025	27,685	(646)
NYISO Zone G Day-Ahead Peak Fixed Price Futures	1	08/29/2025	18,900	(1,306)
NYISO Zone G Day-Ahead Peak Fixed Price Futures	1	09/30/2025	17,086	593
NYISO Zone G Day-Ahead Peak Fixed Price Futures	1	10/31/2025	16,634	981
NYISO Zone G Day-Ahead Peak Fixed Price Futures	1	11/26/2025	17,222	2,070
NYISO Zone G Day-Ahead Peak Fixed Price Futures	1	12/31/2025	29,462	5,514
NYISO Zone G Day-Ahead Peak Fixed Price Futures	1	01/30/2026	40,572	5,952
NYISO Zone G Day-Ahead Peak Fixed Price Futures	1	02/27/2026	29,584	2,372
Regional Greenhouse Gas Initiative Vintage 2025 Future	6	12/24/2025	132,600	(14,355)
Net Unrealized Appreciation (Depreciation)				$(344,611)

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

CNIC ICE U.S. Carbon Neutral Power Futures Index ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Money Market Funds	$3,254,588	$–	$–	$3,254,588
Total Investments	$3,254,588	$–	$–	$3,254,588

Other Financial Instruments:
Futures Contracts*	$–	$–	$82,169	$82,169
Total Other Financial Instruments	$–	$–	$82,169	$82,169

Liabilities:
Other Financial Instruments:
Futures Contracts*	$–	$–	$(426,780)	$(426,780)
Total Other Financial Instruments	$–	$–	$(426,780)	$(426,780)

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of January 31, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.